Right-of-use asset/Lease Liability and Other financing liability - Schedule of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance lease cost:
Amortization of Right-of-use asset	$ 0	$ 1,301
Interest on Lease liability	0	463
Operating lease cost:
Interest on Other financing liability	35	0
Total	$ 35	$ 1,764